Consolidated balance sheet $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Non-current assets
Intangible assets, net (Notes 4 & 7)	$ 28,922	$ 14,587	$ 15,362
Property, plant and equipment, net (Notes 4 & 7)	113,324	109,397	111,971
Equity affiliates: investments and loans (Note 8)	23,444	22,103	20,576
Other investments (Note 8)	1,421	1,727	1,133
Non-current financial assets (Note 15)	680	679	908
Deferred income taxes (Note 11)	6,663	5,206	4,368
Other non-current assets (Note 6)	2,509	3,984	4,143
Total non-current assets	176,963	157,683	158,461
Current assets
Inventories, net (Note 5)	14,880	16,520	15,247
Accounts receivable, net (Note 5)	17,270	14,893	12,213
Other current assets (Note 5)	14,724	14,210	14,835
Current financial assets (Note 15)	3,654	3,393	4,548
Cash and cash equivalents (Note 15)	27,907	33,185	24,597
Assets classified as held for sale (Note 2)	1,364	2,747	1,077
Total current assets	79,799	84,948	72,517
Total assets	256,762	242,631	230,978
Shareholders' equity
Common shares	8,227	7,882	7,604
Paid-in surplus and retained earnings	120,569	112,040	105,547
Currency translation adjustment	(11,313)	(7,908)	(13,871)
Treasury shares	(1,843)	(458)	(600)
Total shareholders' equity - Group share (Note 9)	115,640	111,556	98,680
Non-controlling interests	2,474	2,481	2,894
Total shareholders' equity	118,114	114,037	101,574
Non-current liabilities
Deferred income taxes (Note 11)	11,490	10,828	11,060
Employee benefits (Note 10)	3,363	3,735	3,746
Provisions and other non-current liabilities (Note 12)	21,432	15,986	16,846
Non-current financial debt (Note 15)	40,129	41,340	43,067
Total non-current liabilities	76,414	71,889	74,719
Current liabilities
Accounts payable	26,134	26,479	23,227
Other creditors and accrued liabilities (Note 5)	22,246	17,779	16,720
Current borrowings (Note 15)	13,306	11,096	13,920
Other current financial liabilities (Note 15)	478	245	327
Liabilities directly associated with the assets classified as held for sale (Note 2)	70	1,106	491
Total current liabilities	62,234	56,705	54,685
Total liabilities & shareholders' equity	$ 256,762	$ 242,631	$ 230,978